Share Capital	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE CAPITAL

NOTE 14- SHARE CAPITAL

Prior to the Asset Exchange, Kingtone Wireless had 1,685,000 common shares issued and outstanding.

On August 17, 2018, in connection with the Asset Exchange, on September 20, 2018, the Company issued to the shareholders of C Media Limited, the former parent of LK Technology, (i) 185,412,599 of ordinary shares, par value $0.01 per share and (ii) 1,000,000 of our preferred shares.

On September 20, 2018, the Company issued to the shareholders of Superengine Holding Limited, 12,219,959 of ordinary shares, par value $0.01 per share.

On January 18, 2019 and September 10, 2019, the Company issued to Honbridge Holdings Limited, 2,000,000 ordinary shares, par value $0.01 per share for $12,000,000.

On November 13, 2019, the Company issued to Geely Technology 21,794,872 of series A preferred shares for $42,500,000. For details, please refer to note 11.

On December 11, 2019, the Company issued to Acuitas Capital, LLC., 7,763,975 ordinary shares, par value $0.01 per share for $10,000,000, including $9,882,432 is maintained in escrow account.

As of December 31, 2019 and 2018, we had 209,081,533 and 199,317,558 common shares issued and outstanding.